Schedule of Investments - Virtus LifeSci Biotech Products ETF

July 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.7%
Health Care - 98.7%
ACADIA Pharmaceuticals, Inc.*	14,493	$212,902
Agios Pharmaceuticals, Inc.*	13,803	297,731
Alnylam Pharmaceuticals, Inc.*	1,761	250,132
Amgen, Inc.	1,001	247,718
Amicus Therapeutics, Inc.*	29,698	295,792
Apellis Pharmaceuticals, Inc.*	6,056	340,832
Ascendis Pharma A/S (Denmark)*(1)	2,900	248,037
Aurinia Pharmaceuticals, Inc. (Canada)*(2)	24,920	203,846
Axsome Therapeutics, Inc.*	10,413	401,838
BeiGene Ltd. (China)*(1)(2)	1,781	299,351
BioCryst Pharmaceuticals, Inc.*	24,920	274,618
Biogen, Inc.*	1,215	261,298
BioMarin Pharmaceutical, Inc.*	3,294	283,449
BioNTech SE (Germany)(1)	1,747	288,517
Blueprint Medicines Corp.*	5,165	263,725
Bridgebio Pharma, Inc.*(2)	36,175	313,276
ChemoCentryx, Inc.*	10,074	237,948
CTI BioPharma Corp.*	43,370	283,640
Deciphera Pharmaceuticals, Inc.*	21,744	275,931
Enanta Pharmaceuticals, Inc.*	5,883	324,447
Exelixis, Inc.*	13,327	278,801
Gilead Sciences, Inc.	4,074	243,422
Global Blood Therapeutics, Inc.*	10,558	345,458
Halozyme Therapeutics, Inc.*	5,400	264,060
Harmony Biosciences Holdings, Inc.*	5,296	268,666
Immunocore Holdings PLC (United Kingdom)*(1)(2)	8,638	398,557
Incyte Corp.*	3,556	276,230
Insmed, Inc.*	13,541	299,527
Intra-Cellular Therapies, Inc.*	4,357	235,801
Ionis Pharmaceuticals, Inc.*	7,029	264,009
Ironwood Pharmaceuticals, Inc.*(2)	20,570	235,527
Kiniksa Pharmaceuticals Ltd. Class A*	28,407	281,513
Legend Biotech Corp.*(1)	5,351	252,781
Ligand Pharmaceuticals, Inc.*	3,149	289,802
Mirum Pharmaceuticals, Inc.*	12,318	309,182
Moderna, Inc.*	1,940	318,335
Myovant Sciences Ltd.*	22,690	296,785
Nektar Therapeutics*	72,018	285,191
Neurocrine Biosciences, Inc.*	2,582	243,044
PTC Therapeutics, Inc.*	9,177	399,658
Regeneron Pharmaceuticals, Inc.*	428	248,963
Roivant Sciences Ltd.*(2)	63,056	250,963
Sage Therapeutics, Inc.*	7,388	254,221
Sarepta Therapeutics, Inc.*	3,653	339,546
Seagen, Inc.*	1,630	293,367
Theravance Biopharma, Inc.*(2)	27,509	241,804
Travere Therapeutics, Inc.*	10,019	235,847
Ultragenyx Pharmaceutical, Inc.*	4,965	264,535
United Therapeutics Corp.*	1,077	248,862
Vanda Pharmaceuticals, Inc.*	24,934	268,789
Vertex Pharmaceuticals, Inc.*	946	265,268
Zai Lab Ltd. (China)*(1)	9,812	397,680
Total Health Care		14,701,222
Total Common Stocks
(Cost $17,218,167)		14,701,222
Security Description	Shares	Value
SECURITIES LENDING COLLATERAL - 4.5%
Money Market Fund - 4.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(3)(4)
(Cost $675,815)	675,815	$675,815

TOTAL INVESTMENTS - 103.2%
(Cost $17,893,982)		15,377,037
Liabilities in Excess of Other Assets - (3.2)%		(478,188)
Net Assets - 100.0%		$14,898,849

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,491,040; total market value of collateral held by the Fund was $1,599,275. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $923,460.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of July 31, 2022.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

July 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$14,701,222	$—	$—	$14,701,222
Money Market Fund	675,815	—	—	675,815
Total	$15,377,037	$—	$—	$15,377,037